BORROWINGS - Schedule of Long-term Borrowings Maturity (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,221,168	$ 239,856,931
2026
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 70,221,168